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                      SEI INSTITUTIONAL INTERNATIONAL TRUST
                            INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                           EMERGING MARKETS DEBT FUND
                      TAX-MANAGED INTERNATIONAL EQUITY FUND

                         SUPPLEMENT DATED AUGUST 20, 2004
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGE IN NON-FUNDAMENTAL POLICY REGARDING PLEDGING, HYPOTHECATING OR MORTGAGING OF ASSETS

The SAI is hereby supplemented to reflect a change in the non-fundamental policy regarding pledging, hypothecating or mortgaging of assets for each of the International Equity Fund, Emerging Markets Equity Fund, Emerging Markets Debt Fund and Tax-Managed International Equity Fund. Accordingly, the first non-fundamental policy, under the section entitled "Investment Limitations," on page S-30 is hereby deleted and replaced with the following:

     Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by
     Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE